Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure Of Trade Accounts Receivable [abstract]
Trade accounts receivables	$ 47,733	R$ 184,954	R$ 134,039
Allowance for doubtful accounts	(5,458)	(21,147)	(20,871)
Total trade accounts receivables, net	$ 42,275	R$ 163,807	R$ 113,168